Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	741,060	813,666	874,162
Equity cash-out payment		(51,400)	(60,000)
Exercised	(10,000)	0
Forfeited	(26,242)	(21,206)	(496)
Outstanding Ending balance	704,818	741,060	813,666
Outstanding Beginning balance	$ 1.14	$ 1.13	$ 1.13
Equity cash-out payment		1.00	1.08
Exercised	0.78
Forfeited	1.43	1.11	1.05
Outstanding Ending balance	$ 1.13	$ 1.14	$ 1.13